Award Timing Disclosure $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Feb. 28, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards under the Inducement Plan and the awards are approved monthly by the Compensation Committee. Such new-hire option awards are then granted on the first business day of the first month after the new hire's employment start date. The Company typically grants its annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring earlier in the quarter. The Company typically grants the refresh option grants on the same day each calendar year or adjusts the date at a regularly scheduled meeting of the Compensation Committee occurring the prior year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting stock options on a standard schedule as set forth above, the Compensation Committee generally does not take material nonpublic information, or MNPI, into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)(1)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)(2)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(f)

Sean Bohen, M.D., Ph.D.	2/28/2025	650,000	4.37	2,002,000	1.4%
Shane Kovacs	2/28/2025	320,000	4.37	985,600	1.4%
Shawnte Mitchell, J.D.	2/28/2025	450,000	4.37	1,386,000	1.4%

(1)	On March 5, 2025, the Company furnished an updated corporate presentation on Item 7.01 of a current report on Form 8-K.

(2)

 The amounts disclosed represent the aggregate grant date fair value of the option awards as of the date of the grant. The assumptions used in calculating the grant date fair value of the stock options are set forth in Note 8 to our audited financial statements included within our Annual Reports on Form 10-K for the year ended December 31, 2025, respectively. This amount does not reflect the actual economic value that may be realized by the named executive officer.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards under the Inducement Plan and the awards are approved monthly by the Compensation Committee. Such new-hire option awards are then granted on the first business day of the first month after the new hire's employment start date. The Company typically grants its annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring earlier in the quarter. The Company typically grants the refresh option grants on the same day each calendar year or adjusts the date at a regularly scheduled meeting of the Compensation Committee occurring the prior year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)(1)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)(2)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(f)

Sean Bohen, M.D., Ph.D.	2/28/2025	650,000	4.37	2,002,000	1.4%
Shane Kovacs	2/28/2025	320,000	4.37	985,600	1.4%
Shawnte Mitchell, J.D.	2/28/2025	450,000	4.37	1,386,000	1.4%

(1)	On March 5, 2025, the Company furnished an updated corporate presentation on Item 7.01 of a current report on Form 8-K.

(2)

 The amounts disclosed represent the aggregate grant date fair value of the option awards as of the date of the grant. The assumptions used in calculating the grant date fair value of the stock options are set forth in Note 8 to our audited financial statements included within our Annual Reports on Form 10-K for the year ended December 31, 2025, respectively. This amount does not reflect the actual economic value that may be realized by the named executive officer.

Sean Bohen, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Sean Bohen, M.D., Ph.D.
Underlying Securities | shares		650,000
Exercise Price | $ / shares		$ 4.37
Fair Value as of Grant Date | $		$ 2,002,000
Underlying Security Market Price Change | Rate		1.40%
Shane Kovacs [Member]
Awards Close in Time to MNPI Disclosures
Name		Shane Kovacs
Underlying Securities | shares		320,000
Exercise Price | $ / shares		$ 4.37
Fair Value as of Grant Date | $		$ 985,600
Underlying Security Market Price Change | Rate		1.40%
Shawnte Mitchell, J.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Shawnte Mitchell, J.D.
Underlying Securities | shares		450,000
Exercise Price | $ / shares		$ 4.37
Fair Value as of Grant Date | $		$ 1,386,000
Underlying Security Market Price Change | Rate		1.40%